Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2013	2014
	RMB	RMB
Electronic equipment	671,491	1,372,896
Office equipment	30,326	33,190
Vehicles	199,780	530,731
Logistic and warehouse equipment	232,603	598,831
Leasehold improvement	59,983	136,522
Software	57,508	100,215
Building	275,717	661,365
Total	1,527,408	3,433,750
Less: Accumulated depreciation	(502,980)	(1,025,312)
Net book value	1,024,428	2,408,438